497(e)
                                                                      333-160951

AXA Equitable Life Insurance Company

SUPPLEMENT DATED APRIL 19, 2010 TO THE DECEMBER 14, 2009 PROSPECTUSES FOR RETIREMENT CORNERSTONE(SM) SERIES B, SERIES L, SERIES CP(SM) AND SERIES C

--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information dated December 14, 2009, as previously supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A. The following information has been added to the state table in "Appendix IV -- State contract availability and/or variations of certain features and benefits" of the Prospectus, as noted:


------------------------------------------------------------------------------------------------------------------------------------
State      Features and Benefits                                   Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK   Guaranteed interest option                              Not available
           (For Series CP(SM) contracts only)

           Investment simplifier - Fixed-dollar option             Not available
           and Interest sweep option
           (For Series CP(SM) contracts only)

           Roll-up to age 85 benefit base                          Not available

           "Greater of" death benefit benefit base                 Not available

           "Greater of" death benefit                              The "Greater of" death benefit is not available. The only
                                                                   optional Guaranteed minimum death benefits available in
                                                                   New York are the Annual Ratchet and the Return of Principal
                                                                   Guaranteed minimum death benefits.

           Annual Ratchet to age 95 benefit base                   All references to this feature are replaced with Annual Ratchet to age 90 benefit base.

           Roll-up to age 95 benefit base ("GIB Roll-up            All references to this feature are replaced with GIB Roll-up to
           benefit base")                                          age 90 benefit base. If you elect the GIB, your GIB Roll-up to age 90 benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 90th birthday.

           GIB benefit base                                        The GIB benefit base is equal to the greater of the GIB Roll-up to age 90 benefit base and the Annual Ratchet to age 90
                                                                   benefit base.

           "Indication of Intent"                                  The "Indication of Intent" approach to first year contributions
           (For Series CP(SM) contracts only)                      in connection with the contribution crediting rate is not
                                                                   available.

           Issue age if GIB is elected                             For Series B, Series L and Series C contracts:
                                                                                Issue age: 45-75

                                                                   For Series CP(SM) contracts:
                                                                                Issue age: 45-70

           See "Guaranteed minimum death benefit charge" in        The charge for the Annual Ratchet death benefit is 0.35% and
           "Fee table" and "Annual Ratchet death benefit"          cannot be increased
           under "Charges that AXA Equitable deducts" in
           in "Charges and expenses"
------------------------------------------------------------------------------------------------------------------------------------



IM-10-16 (4/10)                                      Catalog No. 143865 (4/10)
RC/NB                                                                    x03075

------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                              Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK        See "Credits" in "Contract features and            If the owner (or older joint owner, if applicable) dies during
(CONTINUED)     benefits"                                          the one-year period following our receipt of a contribution to
                (For Series CP(SM) contracts only)                 which a credit was applied, we will recover all or a portion of the amount of such Credit from the account value, based on the number of full months that elapse between the time we receive the contribution and the owner's (or older joint owner's, if applicable) death, as follows:

                                                                            Number of         Percentage of
                                                                             Months              Credit
                                                                                0                 100%
                                                                                1                 100%
                                                                                2                  99%
                                                                                3                  98%
                                                                                4                  97%
                                                                                5                  96%
                                                                                6                  95%
                                                                                7                  94%
                                                                                8                  93%
                                                                                9                  92%
                                                                               10                  91%
                                                                               11                  90%
                                                                               12                  89%

                                                                   We will not recover the credit on subsequent contributions made within 3 years prior to annuitization.

                See "Guaranteed minimum death benefit and          The GIB Roll-up to age 90 benefit base: There are caps on the
                Guaranteed income benefit base in "Contract        GIB Roll-up to age 90 benefit base, which are percentages of
                features and benefits"                             the total contributions.

                                                                      Issue ages            Cap Amount
                                                                          55+         no cap on benefit base
                                                                         50-54       350% cap on benefit base
                                                                         45-49       200% cap on benefit base

                                                                   The cap is determined by the age of the owner at issue. If the contract is issued at age 55 or greater there is no cap. If the contract is issued at ages younger than age 55, the cap
                                                                   percentage is set at issue and does not change for the life of the contract, unless there is a reset at age 55 or greater. If there is a reset at age 55 or greater, there is no cap,
                                                                   regardless of the age of the owner at issue. The caps are: 200%
                                                                   on the GIB Roll-up to age 90 benefit base for ages 45-49 and 350%
                                                                   for ages 50-54. Should there be a reset prior to age 55, the
                                                                   GIB Roll-up to age 90 benefit base amount will be capped at the cap percentage at issue times the account value at time of reset, plus all contributions and transfers made to the
                                                                   Guaranteed benefit account value after the reset. Neither a reset nor withdrawals will lower the cap amount. The Annual
                                                                   Ratchet to age 90 benefit base does not have a cap.

                See "GIB Roll-up benefit base and Roll-up to       Your Roll-up benefit base(s) will automatically reset to equal
                age 85 benefit base reset" under "Guaranteed       the Guaranteed benefit account value, if higher, every three
                minimum death benefit and Guaranteed income        contract years from your contract issue date, up to the contract
                benefit base" in "Contract features and            date anniversary following:
                benefits"
                                                                      o  your 85th birthday (for the Annual Ratchet to age 85
                                                                         benefit base), or
                                                                      o  your 90th birthday (for the GIB Roll-up to age 90
                                                                         benefit base).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                              Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK        See "How withdrawals affect your Guaranteed        EFFECT OF WITHDRAWALS ON YOUR GIB BENEFIT BASE
(CONTINUED)     benefits" and "Guaranteed income benefit" in
                "Contract features and benefits"

                                                                   The effect of withdrawals on the GIB Roll-up to age 90 benefit base and the Annual Ratchet to age 90 benefit base is on a pro rata basis during the first contract year.

                                                                   Beginning in the second contract year, withdrawals up to the
                                                                   Annual withdrawal amount will not reduce the GIB Roll-up to age
                                                                   90 benefit base. Beginning in the second contract year, the effect of withdrawals on the Annual Ratchet to age 90 benefit base will be on a dollar-for-dollar basis up to the Annual withdrawal amount in each contract year. The portion of any withdrawal that causes the sum of all withdrawals in a contract year to exceed the Annual withdrawal amount and any other
                                                                   withdrawals in that same contract year will reduce the GIB benefit base on a pro rata basis.

                                                                   Beginning in the first contract year, for withdrawals taken from your Guaranteed benefit account value through the Automatic
                                                                   Required Minimum Distribution "RMD" service, the GIB Roll-up to age 90 benefit base and Annual Ratchet to age 90 benefit base will be reduced on a dollar-for-dollar basis.

                                                                   EFFECT OF WITHDRAWALS ON YOUR ANNUAL RATCHET TO AGE 85 BENEFIT
                                                                   BASE (IF ELECTED WITH GIB)

                                                                   If you elect the GIB with the Annual Ratchet death benefit, withdrawals will reduce the Annual Ratchet to age 85 benefit base on a pro rata basis during the first contract year.

                                                                   Beginning in the second contract year, withdrawals will reduce the Annual Ratchet to age 85 benefit base on a dollar-for-dollar basis up to the Annual withdrawal amount in each contract year.
                                                                   The portion of any withdrawal that causes the sum of all
                                                                   withdrawals in a contract year to exceed the Annual withdrawal amount and any other withdrawals in that same contract year will reduce the Annual Ratchet to age 85 benefit base on a pro rata basis.

                                                                   Beginning in the first contract year, for withdrawals taken from the Guaranteed benefit account value through the Automatic RMD service, the Annual Ratchet to age 85 benefit base will be reduced on a dollar-for-dollar basis.

                                                                   EFFECT OF WITHDRAWALS ON YOUR ANNUAL RATCHET TO AGE 85 BENEFIT
                                                                   BASE (IF ELECTED WITHOUT THE GIB)

                                                                   If you elect the Annual Ratchet death benefit without the GIB, withdrawals (including any applicable withdrawal charges) will always reduce the Annual Ratchet to age 85 benefit base on a pro rata basis.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                              Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK        See "75 Day rate lock-in" under "Guaranteed        If your initial contribution is received within 90 days of the
(CONTINUED)     income benefit" in "Contract features and          date you sign your application, your initial Annual Roll-up
                benefits"                                          rate will be the greater of the rate in effect on the date of the application or the rate in effect on the date your contract is issued. If we do not receive your initial contribution within
                                                                   90 days of the date you sign your application, your initial
                                                                   Annual Roll-up rate will be the rate in effect on the date we issue your contract.

                See "Lifetime GIB payments" under "Guaranteed      The GIB guarantees annual lifetime payments ("Lifetime GIB
                income benefits" in "Contract features and         payments"), which will begin at the earliest of:
                benefits"                                             (i)   the contract date anniversary following the date
                                                                            your Guaranteed benefit account value falls to zero
                                                                            (except as the result of an Excess withdrawal);
                                                                      (ii)  the contract date anniversary following your 90th
                                                                            birthday; and
                                                                      (iii) your contract's maturity date.

                                                                   Your Lifetime GIB payments are calculated by applying a
                                                                   percentage to your GIB benefit base. If your Guaranteed benefit account value is zero, we will use your GIB benefit base as of the day your account value was reduced to zero. The percentage is based on your age (or for Joint life contracts, the age of the younger spouse), as follows:

                                                                           Age       Single Life    Joint Life
                                                                         Up to 85         4%           3.25%
                                                                          86-90           5%            4%

                See "The amount applied to purchase an annuity     The amount applied to the annuity benefit is the greater of the payout option" under "Your annuity payout option"  cash value or 95% of what the account value would be if no
                under "Your annuity payout option" in "Accessing   withdrawal charge applied.
                your money" (Applicable under Series CP(SM)
                contracts only)

                See "Selecting an annuity payout option" under     The earliest date annuity payments may begin is 13 months from
                "Your annuity payout option" in "Accessing         the issue date.
                your money" (For Series CP(SM) contracts only)

                See "Annuity maturity date" under "Your annuity    Your contract has a maturity date by which you must either
                payout option" in "Accessing your money"           take a lump sum withdrawal or select an annuity payout option.

                                                                   For Series B, Series L and Series C contracts:

                                                                   The maturity date is the contract date anniversary that follows the annuitant's birthday, as follows:

                                                                                              Maximum
                                                                             Issue Age    Annuitization age
                                                                                0-80             90
                                                                                 81              91
                                                                                 82              92
                                                                                 83              93
                                                                                 84              94
                                                                                 85              95

                                                                   For Series CP contracts:

                                                                   The maturity date is the contract date anniversary that follows the annuitant's 90th birthday.

                See "Charges and expenses"                         Deductions of charges from the guaranteed interest option are not permitted.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                              Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK        See "Transfers of ownership, collateral            Collateral assignments are not limited to the period prior to
(CONTINUED)     assignments, loans and borrowing" in "More         the first contract date anniversary. You may assign all or a
                information"                                       portion of the value of your NQ contract at any time, pursuant to the terms described in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------



























     RETIREMENT CORNERSTONE(SM) SERIES IS ISSUED BY AND IS A SERVICE MARK OF
AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE). RETIREMENT CORNERSTONE(SM)
 SERIES CP(SM) IS A SERVICE MARK OF AXA EQUITABLE. CO-DISTRIBUTED BY AFFILIATES
    AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC. 1290 AVENUE OF THE AMERICAS,
                               NEW YORK, NY 10104.

    COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234